Share-based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation
(18)	SHARE-BASED COMPENSATION

2005 Share incentive plan

In April 2005, the Company adopted a share incentive plan (the “2005 Plan”), pursuant to which the Company is authorized to issue options to officers, employees, directors and consultants of the Group to purchase up to 2,894,000 of its common shares. In October 2007, the Company’s board of directors approved an increase in the number of shares reserved for issuance under the 2005 Plan to 3,310,300 shares. The 2005 Plan expired in April 2015. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2005 Plan).

2008 Share incentive plan

On January 7, 2008, the Company adopted a share incentive plan (the “2008 Plan”), pursuant to which the Company is authorized to issue options and other share-based awards to officers, employees, directors and consultants of the Group to purchase up to 336,307 of its common shares, plus, unless the board of directors determines a lesser amount, an annual increase on January 1 of each calendar year beginning in 2009 equal to the lesser of 1) one percent of the number of shares issued and outstanding on December 31 of the immediately preceding calendar year, and 2) 336,307 shares (the “replenish terms”). The 2008 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2008 Plan). On December 30, 2016, the Company amended the 2008 Plan to increase the number of Common Shares of the Company reserved for issuance to 5,726,763 shares and extend the plan together with the replenish terms for ten years from December 30, 2016 (the “Amendment and Restatement of 2008 Plan”). On October 26, 2018, the Company amended and restated the Amendment and Restatement of 2008 Plan to increase the number of Common Shares the Company reserved for issuance to 6,965,846 shares, extend its terms to last till October 25, 2028 and change the number of common shares automatically added to the option pool on each calendar year during its term to an amount equal to the lesser of (i) one percent of the total number of common shares issued and outstanding on December 31 of the immediately preceding calendar year, or (ii) such number of common shares as may be established by the board of directors (the “Second Amendment and Restatement of 2008 Plan”). As of December 31, 2019, 7,423,815 shares were reserved for issuance under the Second Amendment and Restatement of 2008 Plan.

Under both the 2005 Plan and 2008 Plan (including the original and both versions of the Amendment and Restatement), share options are generally granted with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the option grant. Share options are granted at an exercise price equal to or as an average over a certain number of trading days of the fair market value of the Company’s share at the date of grant and expire 10 years from the grant date.

Under the 2008 Plan (including the original and both versions of the Amendment and Restatement), non-vested shares are generally granted with a graded vesting as to 25% at the end of each year from the grant date over 4 years, or with certain percentage vesting on the grant date or first anniversary of the grant date and the remaining portion vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the grant.

For the graded vesting share options and non-vested shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards.

In January 2017, 2,700,000 non-vested shares were granted to employees and officers with a graded vesting as to 25% at the end of each year from the grant date over 4 years and 900,000 share options were granted to Company’s employees and officers, 25% of the options vest on the first anniversary of the grant date with the remaining 75% vesting evenly over the following 36 months. The exercise price of these options is USD 1.705 per common share.

In August 2017, 50,000 share options were granted to an employee, 25% of the options vest on the first anniversary of the grant date with the remaining 75% vesting evenly over the following 36 months. The exercise price of these options is USD 2.35 per common share.

In July 2018, 129,168 share options and 1,262,250 non-vested shares were cancelled in connection with the ATA Online Sale Transaction. RMB 6,753,771 compensation costs were accelerated and recognized for the year ended December 31, 2018.

In November 2018, 1,772,584 share options, including 1,215,114 vested share options and 557,470 non-vested share options were cancelled in accordance with the board of directors resolutions. RMB 877,321 of compensation costs were accelerated and recognized for the year ended December 31, 2018.

In November 2018, 1,452,600 share options were issued to certain employees and officers with 4 years’ service condition and annual performance targets for the year 2018, 2019, 2020 and 2021, among which 363,150 share options were granted in November 2018 and the remaining portion will be granted when the employee knows the specific performance target. As the performance condition for the year 2018 was not achieved, no compensation cost was recognized for these share options. In addition, 690,000 share options were granted to employees and officers, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months. The exercise price of these options is USD 0.578 per common share. In addition, 800,000 non-vested shares were granted to directors, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months.

In December 2018, 1,772,584 shares were granted to employees and officers, among which 1,412,336 shares vested immediately on the grant date and the remaining shares vested for a period from January 1, 2019 to September 1, 2021.

In January and March 2019, 50,000 share options and 20,000 share options were granted to employees and officers, among which with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months. The exercise prices of these two tranches options are USD 0.4868 and USD 0.532 per common share respectively.

A summary of the share options activities for nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019 is presented below:

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	years	USD
Outstanding as of March 31, 2017	2,451,067	2.21
Granted	50,000	2.35
Exercised	—	—
Forfeited	(50,000)	1.71
Expired	(74,000)	3.60
Outstanding as of December 31, 2017	2,377,067	2.18
Granted	1,053,150	0.58
Exercised	(119,792)	1.77
Forfeited	(123,438)	1.71
Cancelled	(1,901,752)	2.13
Expired	(143,023)	3.89
Outstanding as of December 31, 2018	1,142,212	0.67
Granted	70,000	0.50
Exercised	—	—
Forfeited	(809,712)	0.61
Cancelled	—	—
Expired	—	—
Outstanding as of December 31, 2019	402,500	0.75
Vested and expected to vest as of December 31, 2019	402,500	0.75	8.59	35,753
Exercisable as of December 31, 2019	122,082	0.90	8.33	8,879

The aggregate intrinsic value of options outstanding and exercisable at December 31, 2019, was determined based on the closing price of the Company’s common shares on December 31, 2019.

Information relating to options outstanding and exercisable as of December 31, 2019 is as follows:

Options outstanding as of December 31, 2019			Options exercisable as of December 31, 2019
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
62,500	1.71	7.05	35,416	1.71	7.05
320,000	0.58	8.85	86,666	0.58	8.85
20,000	0.53	9.21	—	—	—
402,500	0.75	8.59	122,082	0.90	8.33

The Company calculated the fair value of the share options on the grant date, for nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019, using the Black-Scholes-Merton pricing valuation model. The assumptions used in the valuation model are summarized as follows:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
Expected dividend yield	8.7%	0%	0%
Expected volatility	60%	57%	55%/54%
Expected term	6.08	5.11/6.11	6.08
Risk-free interest rate (per annum)	1.96%	3.05%/3.10%	2.53%/2.45%

The expected volatility was based on the historical volatilities of the Company. The expected term was related to the period of time the options are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the United States treasury yield curve in effect at the time of grant.

Compensation expense recognized for non-vested share options for nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019 is allocated to the following expense items:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Research and development	476,994	157,355	68,016
Sales and marketing	272,568	70,915	—
General and administrative	2,353,681	2,024,940	345,991
Total share-based compensation expense	3,103,243	2,253,210	414,007

As of December 31, 2019, RMB 331,885 of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of approximately 2.78 years.

Non-vested shares

A summary of the non-vested shares activities for nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019 is presented below:

		Weighted average
	Number	grant date
	of shares	fair value
	USD
Outstanding at March 31, 2017	2,700,000	1.661
Granted	—	—
Vested	(60,000)	2.145
Forfeited	(15,000)	1.650
Outstanding at December 31, 2017	2,625,000	1.650
Granted	2,572,584	0.537
Vested	(2,068,586)	0.872
Forfeited	(71,250)	1.650
Cancelled	(1,262,250)	1.650
Outstanding at December 31, 2018	1,795,498	0.951
Granted	—	—
Vested	(693,362)	0.885
Forfeited	—	—
Cancelled	—	—
Outstanding at December 31, 2019	1,102,136	0.993

The total fair value of shares vested during nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019 was USD 148,500, USD 2,591,875 and USD 461,309 respectively.

Upon vesting of the non-vested shares, the Company withholds shares issued to the employees to meet the relevant minimum tax withholding requirements. For nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019, the Company withheld 11,252, 93,496 and 28,456 vested shares upon vesting of the non-vested shares to satisfy the minimum tax withholding obligation. Compensation expense recognized for non-vested shares for nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019 is allocated to the following expense items:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	—	—	—
Research and development	516,339	240,441	367,313
Sales and marketing	258,170	96,058	—
General and administrative	2,908,303	7,119,658	4,028,134
Total share-based compensation expense	3,682,812	7,456,157	4,395,447

As of December 31, 2019, RMB 2,077,009 of total unrecognized compensation expense related to non-vested shares is expected to be recognized over a weighted average period of approximately 2.17 years.